Equity Incentive Plan - Summary of Information about Stock Options (Detail) - Stock Options and Stock Appreciation Rights $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	277,820
Options Outstanding, Aggregate intrinsic value | $	$ 2,679
Options Exercisable, Number exercisable (in shares)	94,951
Options Exercisable, Aggregate intrinsic value | $	$ 1,008
$22.00 - $32.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	16,388
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 29.02
Options Outstanding, Weighted average remaining contractual term	1 year 6 months
Options Exercisable, Number exercisable (in shares)	9,022
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 28.74
Options Exercisable, Weighted average remaining contractual term	1 year 3 months 26 days
$32.01 - $47.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of outstanding (in shares)	261,432
Options Outstanding, Weighted average exercise price (in dollars per share) | $ / shares	$ 40.81
Options Outstanding, Weighted average remaining contractual term	7 years 4 months 17 days
Options Exercisable, Number exercisable (in shares)	85,929
Options Exercisable, Weighted average exercise price (in dollars per share) | $ / shares	$ 40.23
Options Exercisable, Weighted average remaining contractual term	6 years 1 month 13 days